Lease Commitments	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Commitments	LEASES

On January 1, 2019, the Company adopted ASC 842 and elected the available practical expedient to recognize the cumulative effect of initially adopting ASC 842 as an adjustment to the opening balance sheet of the period of adoption (i.e., January 1, 2019). The Company also elected the other available practical expedients, and will not separate lease components from non-lease components, and will not reassess whether contracts are or contain leases, lease classification, or initial direct costs for existing leases as of January 1, 2019. Only the minimum lease payments in accordance with ASC 842 were included in the calculation of the right-of-use ("ROU") and liability for existing leases as of January 1, 2019. The consolidated balance sheets and results from operations for reporting periods beginning after January 1, 2019 are presented under ASC 842, while prior period amounts are not adjusted and continue to be reported in accordance with the historic accounting under ASC 840.

The adoption of this new standard as of January 1, 2019 materially affected the Company's consolidated balance sheets by recognizing new ROU assets and lease liabilities for operating leases in the amount of approximately $385,332.

The Company's leases mainly include buildings for its facilities worldwide and vehicles leases, which are all classified as operating leases. Certain lease agreements include rental payments that are adjusted periodically for the consumer price index ("CPI"). The ROU and lease liability were calculated using the initial CPI and will not be subsequently adjusted. Certain leases include renewal options that are exercisable in the Company's sole discretion. The renewal options were included in the ROU and include renewal options that are under the Company's sole discretion.

A.    Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

December 31,
2019

Operating lease right of use assets	$365,763

Current portion of operating lease liabilities	62,565
Non-current portion of operating lease liabilities	323,287
Total operating lease liabilities	$385,852

Weighted average remaining lease term (years)	5.6
Weighted average discount rate	2.19%

B.
For the year ended December 31, 2019, cash payments against operating lease liabilities totaled $76,500 and non-cash transactions totaled $92,500 to recognize operating assets and liabilities for new leases.

Maturities of operating lease liabilities for the next five years are as follows:

December 31,
2019
2020	$71,771
2021	51,625
2022	40,830
2023	36,245
2024	33,779
2025 and thereafter	$260,925
Total	$495,175
Less - Imputed interest	109,323
Total operating lease liabilities	$385,852

Note 9 -     LEASES (Cont.)

B.	Payments due under operating leases net of sublease amounts and non-cancellable future rentals under ASC 840 as of December 31, 2018, were as follows:

December 31,
2018
2019	$65,540
2020	49,142
2021	28,311
2022	21,001
2023	11,373
2024 and thereafter	87,287
Total lease payments	$262,654

C.	Expenses for the years ended December 31, 2019, 2018 and 2017 amounted to $77,880, $60,782 and $47,479, respectively.

D.
During 2019, the Company has recognized a net gain of approximately $31,815 related to sale and lease back of buildings by one of the Company Israeli subsidiary. This gain was recorded under "Other operating income, net".